Derivative Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

NOTE 19	Derivative Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. The Company recognizes all derivatives on the Consolidated Balance Sheet at fair value in other assets or in other liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a fair value hedge, cash flow hedge, net investment hedge, or a designation is not made as it is a customer-related transaction, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”). When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).

Fair Value Hedges These derivatives are interest rate swaps the Company uses to hedge the change in fair value related to interest rate changes of its underlying fixed-rate debt. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings. There were no fair value hedges at December 31, 2018.

Cash Flow Hedges These derivatives are interest rate swaps the Company uses to hedge the forecasted cash flows from its underlying variable-rate debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until the cash flows of the hedged items are realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss). At December 31, 2018, the Company had $112 million (net-of-tax) of realized and unrealized gains on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with $71 million (net-of-tax) of realized and unrealized gains at December 31, 2017. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a gain of $74 million (net-of-tax). All cash flow hedges were highly effective for the year ended December 31, 2018.

Net Investment Hedges The Company uses forward commitments to sell specified amounts of certain foreign currencies, and non-derivative debt instruments, to hedge the volatility of its net investment in foreign operations driven by fluctuations in foreign currency exchange rates. The carrying amount of non-derivative debt instruments designated as net investment hedges was $1.1 billion at December 31, 2018, compared with $1.2 billion at December 31, 2017.

Other Derivative Positions The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell to-be-announced securities (“TBAs”) and other commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to MLHFS and unfunded mortgage loan commitments. The Company also enters into interest rate swaps, swaptions, forward commitments to buy TBAs, U.S. Treasury and Eurodollar futures and options on U.S. Treasury futures to economically hedge the change in the fair value of the Company’s MSRs. The Company also enters into foreign currency forwards to economically hedge remeasurement gains and losses the Company recognizes on foreign currency denominated assets and liabilities. In addition, the Company acts as a seller and buyer of interest rate derivatives and foreign exchange contracts for its customers. The Company mitigates the market and liquidity risk associated with these customer derivatives by entering into similar offsetting positions with broker-dealers, or on a portfolio basis by entering into other derivative or non-derivative financial instruments that partially or fully offset the exposure from these customer-related positions. The Company’s customer derivatives and related hedges are monitored and reviewed by the Company’s Market Risk Committee, which establishes policies for market risk management, including exposure limits for each portfolio. The Company also has derivative contracts that are created through its operations, including certain unfunded mortgage loan commitments and swap agreements related to the sale of a portion of its Class B common shares of Visa Inc. Refer to Note 21 for further information on these swap agreements.

For additional information on the Company’s purpose for entering into derivative transactions and its overall risk management strategies, refer to “Management Discussion and Analysis – Use of Derivatives to Manage Interest Rate and Other Risks”, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2018
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	$7,422	$8	3.11	$4,320	$–	1.77
Net investment hedges
Foreign exchange forward contracts	209	5	.05	223	1	.05
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,839	27	.07	1,140	5	.05
Sell	994	3	.06	13,968	30	.72
Options
Purchased	5,080	88	10.77	–	–	–
Written	584	16	.09	3	–	.09
Receive fixed/pay floating swaps	3,605	–	14.80	4,333	–	6.97
Pay fixed/receive floating swaps	4,333	–	6.97	1,132	–	7.64
Foreign exchange forward contracts	549	7	.03	75	1	.05
Equity contracts	19	1	.82	104	2	.45
Credit contracts	2,318	–	3.50	4,923	2	4.04
Other (a)	1	–	.01	1,458	84	1.50
Total	$27,953	$155		$31,679	$125

December 31, 2017
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$1,000	$28	6.70	$3,600	$16	1.55
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	3,772	5	6.73	–	–	–
Net investment hedges
Foreign exchange forward contracts	–	–	–	373	8	.05
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,632	7	.10	1,326	2	.04
Sell	15,291	10	.89	4,511	10	.03
Options
Purchased	4,985	65	7.57	–	–	–
Written	1,285	21	.10	5	–	.05
Receive fixed/pay floating swaps	2,019	5	16.49	5,469	–	8.43
Pay fixed/receive floating swaps	4,844	21	7.69	46	1	6.70
Foreign exchange forward contracts	147	1	.02	669	8	.04
Equity contracts	45	–	1.10	88	1	.58
Credit contracts	1,559	–	3.41	3,779	1	3.16
Other (a)	–	–	–	1,164	125	2.50
Total	$36,579	$163		$21,030	$172
(a)

Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted average remaining maturity of $1.5 billion, $84 million and 1.50 years at December 31, 2018, respectively, compared to $1.2 billion, $125 million and 2.50 years at December 31, 2017, respectively. In addition, includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $1 million at December 31, 2018.

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2018
Interest rate contracts
Receive fixed/pay floating swaps	$44,976	$755	6.49	$62,597	$456	4.28
Pay fixed/receive floating swaps	63,825	289	4.07	45,129	422	6.16
Options
Purchased	41,711	51	1.54	1,940	30	1.98
Written	2,060	32	2.07	39,538	51	1.44
Futures
Buy	460	–	1.58	–	–	–
Sell	–	–	–	6,190	1	.59
Foreign exchange rate contracts
Forwards, spots and swaps	26,210	681	.91	25,571	663	.88
Options
Purchased	2,779	47	.75	–	–	–
Written	–	–	–	2,779	47	.75
Total	$182,021	$1,855		$183,744	$1,670

December 31, 2017
Interest rate contracts
Receive fixed/pay floating swaps	$28,681	$679	5.71	$59,990	$840	4.27
Pay fixed/receive floating swaps	63,038	860	4.20	25,093	602	5.76
Options
Purchased	29,091	22	1.61	880	14	4.24
Written	880	15	4.24	27,056	20	1.50
Futures
Sell	7,007	4	1.21	–	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	24,099	656	.81	23,440	636	.83
Options
Purchased	4,026	83	1.20	–	–	–
Written	–	–	–	4,026	83	1.20
Total	$156,822	$2,319		$140,485	$2,195

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2018	2017	2016	2018	2017	2016

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$29	$(3)	$46	$3	$(19)	$(76)
Net investment hedges
Foreign exchange forward contracts	39	(56)	33	–	–	–
Non-derivative debt instruments	32	(46)	–	–	–	–

Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.

The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Other Noninterest Income			Interest Expense
(Dollars in Millions)	2018	2017	2016	2018	2017	2016
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$910	$774	$911	$3,254	$1,966	$1,468

Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	–	(28)	(31)	5	–	–
Hedged items	–	28	31	(5)	–	–
Cash Flow hedges
Interest rate contract derivatives	–	–	–	(5)	30	124

Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company did not reclassify gains or losses into earnings as a result of the discontinuance of cash flow hedges during the years ended December 31, 2018, 2017 and 2016.

The table below shows cumulative hedging adjustments and the carrying amount of assets (liabilities) designated in fair value hedges:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Hedging Adjustment (a)
At December 31 (Dollars in Millions)	2018	2017	2018	2017

Line Item in the Consolidated Balance Sheet
Long-term Debt	$–	$4,584	$(27)	$(8)
(a)

The cumulative hedging adjustment at December 31, 2018 relates to discontinued hedging relationships. The Company did not have any hedging adjustments for discontinued fair value hedges at December 31, 2017.

The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2018	2017	2016

Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$110	$24	$101
Purchased and written options	Mortgage banking revenue	188	237	331
Receive fixed/pay floating swaps	Mortgage banking revenue	61	255	226
Pay fixed/receive floating swaps	Mortgage banking revenue	(172)	(220)	(140)
Foreign exchange forward contracts	Other noninterest income	39	(69)	(14)
Equity contracts	Compensation expense	(4)	1	1
Credit contracts	Other noninterest income	2	3	1
Other	Other noninterest income	2	(1)	(39)

Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Commercial products revenue	(192)	(876)	(708)
Pay fixed/receive floating swaps	Commercial products revenue	239	943	769
Purchased and written options	Commercial products revenue	2	(24)	(5)
Futures	Commercial products revenue	9	(3)	(6)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	84	92	88
Purchased and written options	Commercial products revenue	–	2	(1)

Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk using a credit valuation adjustment and includes it within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into derivative positions that are centrally cleared through clearinghouses, by entering into master netting arrangements and, where possible, by requiring collateral arrangements. A master netting arrangement allows two counterparties, who have multiple derivative contracts with each other, the ability to net settle amounts under all contracts, including any related collateral, through a single payment and in a single currency. Collateral arrangements generally require the counterparty to deliver collateral (typically cash or U.S. Treasury and agency securities) equal to the Company’s net derivative receivable, subject to minimum transfer and credit rating requirements.

The Company’s collateral arrangements are predominately bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on net liability thresholds and may be contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral arrangements, the counterparties to the derivatives could request immediate additional collateral coverage up to and including full collateral coverage for derivatives in a net liability position. The aggregate fair value of all derivatives under collateral arrangements that were in a net liability position at December 31, 2018, was $317 million. At December 31, 2018, the Company had $241 million of cash posted as collateral against this net liability position.